REIMBURSEMENT RIGHTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about reimbursement rights
	December 31, 2018	December 31, 2017
Legacy tailings reclamation and remediation	$8,943	$8,904
Legal claims	1,528	1,507
Fines and sanctions	384	623
	10,855	11,034
Less: current portion	(6,385)	(4,446)
Reimbursement rights – non-current portion	$4,470	$6,588